Biological assets	12 Months Ended
Jun. 30, 2023
Biological Assets [Abstract]
Biological assets
11. Biological assets

Accounting policies
Biological assets held by the group consist of agave (Agave Azul Tequilana Weber) plants. The harvested plants are used during the production of tequila.
Biological assets are measured at fair value less costs to sell on initial recognition and at the end of each reporting period based on the present value of future cash flows discounted at an appropriate rate for Mexico.
Agricultural produce is measured at fair value less costs to sell at the point of harvest which is used as the cost of inventory when the harvested agave is transferred.

Changes in biological assets were as follows:

Biological assets £ million
Fair value
At 30 June 2021	66
Exchange differences	10
Transferred to inventories	(11)
Fair value change	(5)
Farming cost capitalised	34
At 30 June 2022	94
Exchange differences	15
Transferred to inventories	(8)
Fair value change	—
Farming cost capitalised	55
At 30 June 2023	156

At 30 June 2023, the number of agave plants was approximately 37 million (2022 – 33 million), ranging from new plantations up to seven year-old plants.